UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Discovery Fund

July 31, 2015

1.968035.101

XS4-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Household Durables - 4.4%
Meritage Homes Corp. (a)	1,000,000	$ 45,100,000
Taylor Morrison Home Corp. (a)	1,345,151	25,894,157
		70,994,157
Multiline Retail - 0.6%
Big Lots, Inc.	250,000	10,795,000
Specialty Retail - 6.1%
Aarons, Inc. Class A	1,219,310	45,090,084
Genesco, Inc. (a)	238,000	15,396,220
Murphy U.S.A., Inc. (a)	200,000	10,952,000
Rent-A-Center, Inc.	1,000,000	26,790,000
		98,228,304
TOTAL CONSUMER DISCRETIONARY		180,017,461
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Post Holdings, Inc. (a)	535,300	28,767,022
ENERGY - 5.5%
Energy Equipment & Services - 2.5%
Hornbeck Offshore Services, Inc. (a)(d)	965,000	17,563,000
Tidewater, Inc.	1,200,000	23,436,000
		40,999,000
Oil, Gas & Consumable Fuels - 3.0%
Northern Oil & Gas, Inc. (a)(d)	2,950,000	14,042,000
World Fuel Services Corp.	831,300	33,792,345
		47,834,345
TOTAL ENERGY		88,833,345
FINANCIALS - 26.8%
Banks - 9.4%
Associated Banc-Corp.	1,525,700	30,071,547
First Citizen Bancshares, Inc. Class A	166,738	42,741,619
National Penn Bancshares, Inc.	1,456,500	15,613,680
PacWest Bancorp	400,000	18,516,000
TCF Financial Corp.	2,700,000	44,442,000
		151,384,846
Capital Markets - 8.5%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	34,377,458
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Monex Group, Inc.	8,062,200	$ 21,857,419
OM Asset Management Ltd.	2,100,000	37,107,000
Waddell & Reed Financial, Inc. Class A	1,000,000	44,910,000
		138,251,877
Consumer Finance - 0.6%
Enova International, Inc. (a)	343,376	6,208,238
EZCORP, Inc. (non-vtg.) Class A (a)	442,800	3,139,452
		9,347,690
Insurance - 3.6%
Aspen Insurance Holdings Ltd.	700,600	33,691,854
StanCorp Financial Group, Inc.	218,700	24,936,174
		58,628,028
Real Estate Investment Trusts - 1.6%
Franklin Street Properties Corp.	819,200	9,641,984
Rouse Properties, Inc.	915,000	16,104,000
		25,745,984
Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	1,396,500	21,115,080
Washington Federal, Inc.	1,224,200	28,499,376
		49,614,456
TOTAL FINANCIALS		432,972,881
HEALTH CARE - 14.5%
Health Care Equipment & Supplies - 4.5%
Hill-Rom Holdings, Inc.	600,000	33,618,000
Integra LifeSciences Holdings Corp. (a)	576,400	36,964,532
Seaspine Holdings Corp. (a)	81,134	1,272,181
		71,854,713
Health Care Providers & Services - 8.3%
AmSurg Corp. (a)	650,000	46,631,000
Chemed Corp.	150,000	22,269,000
Civitas Solutions, Inc.	1,821,343	40,962,004
VCA, Inc. (a)	400,000	24,612,000
		134,474,004
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Theravance, Inc. (d)	1,795,939	$ 27,513,785
TOTAL HEALTH CARE		233,842,502
INDUSTRIALS - 12.4%
Commercial Services & Supplies - 3.6%
Essendant, Inc.	595,800	21,937,356
HNI Corp.	398,000	19,736,820
Knoll, Inc.	670,200	16,218,840
		57,893,016
Electrical Equipment - 2.4%
EnerSys	625,000	39,031,250
Machinery - 1.7%
Columbus McKinnon Corp. (NY Shares)	349,000	8,187,540
Mueller Industries, Inc.	575,000	18,612,750
		26,800,290
Professional Services - 2.2%
FTI Consulting, Inc. (a)	850,000	34,782,000
Trading Companies & Distributors - 2.5%
WESCO International, Inc. (a)(d)	671,980	41,232,693
TOTAL INDUSTRIALS		199,739,249
INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 7.2%
Ingram Micro, Inc. Class A	1,879,467	51,177,887
SYNNEX Corp.	239,900	18,143,637
Tech Data Corp. (a)	800,000	46,664,000
		115,985,524
Internet Software & Services - 7.8%
Blucora, Inc. (a)	1,800,000	25,506,000
Cimpress NV (a)	405,000	26,134,650
j2 Global, Inc.	500,000	35,200,000
Monster Worldwide, Inc. (a)(d)(e)	5,500,000	38,775,000
		125,615,650
IT Services - 4.5%
Booz Allen Hamilton Holding Corp. Class A	1,322,100	36,661,833
CACI International, Inc. Class A (a)	450,000	36,958,500
		73,620,333
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
SS&C Technologies Holdings, Inc.	250,000	$ 17,007,500
TOTAL INFORMATION TECHNOLOGY		332,229,007
MATERIALS - 3.6%
Containers & Packaging - 2.0%
Silgan Holdings, Inc.	590,028	31,548,797
Metals & Mining - 1.6%
Carpenter Technology Corp.	358,099	13,443,036
Haynes International, Inc.	300,000	12,771,000
		26,214,036
TOTAL MATERIALS		57,762,833
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat SA (a)	850,000	8,083,500
UTILITIES - 1.4%
Electric Utilities - 0.4%
UIL Holdings Corp.	150,000	7,191,000
Gas Utilities - 1.0%
Southwest Gas Corp.	289,100	16,287,894
TOTAL UTILITIES		23,478,894
TOTAL COMMON STOCKS (Cost $1,459,623,155)		1,585,726,694
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	32,980,525	$ 32,980,525
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	61,423,800	61,423,800
TOTAL MONEY MARKET FUNDS (Cost $94,404,325)		94,404,325
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,554,027,480)		1,680,131,019
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(64,243,670)
NET ASSETS - 100%		$ 1,615,887,349
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,072
Fidelity Securities Lending Cash Central Fund	148,784
Total	$ 159,856
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blucora, Inc.	$ 28,023,500	$ -	$ 3,967,103	$ -	$ -
Monster Worldwide, Inc.	17,081,000	16,521,348	-	-	38,775,000
Total	$ 45,104,500	$ 16,521,348	$ 3,967,103	$ -	$ 38,775,000
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 21,912,344
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,554,027,480. Net unrealized appreciation aggregated $126,103,539, of which $236,538,232 related to appreciated investment securities and $110,434,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Event Driven
Opportunities Fund

July 31, 2015

1.9585362.101

EDO-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 0.8%
Horizon Global Corp. (a)	136,200	$ 1,705,224
Diversified Consumer Services - 0.9%
Sotheby's Class A (Ltd. vtg.)	46,029	1,925,393
Hotels, Restaurants & Leisure - 2.0%
Bob Evans Farms, Inc.	42,500	2,121,600
Darden Restaurants, Inc.	27,500	2,028,400
		4,150,000
Household Durables - 1.0%
TopBuild Corp. (a)	71,900	2,067,844
Internet & Catalog Retail - 0.9%
Liberty TripAdvisor Holdings, Inc. (a)	66,800	1,956,572
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	43,500	2,051,895
Media - 15.8%
Cable One, Inc. (a)	4,900	2,034,578
Gannett Co., Inc.	169,600	2,145,440
Journal Media Group, Inc. (e)	2,362,414	19,111,928
New Media Investment Group, Inc.	109,900	1,869,399
News Corp. Class A (a)	135,005	1,988,624
Time, Inc.	92,500	2,064,600
Tribune Publishing Co.	135,000	2,010,150
Twenty-First Century Fox, Inc. Class B	63,600	2,131,872
		33,356,591
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A (d)	100,320	2,015,429
CST Brands, Inc.	44,290	1,677,705
Murphy U.S.A., Inc. (a)	16,476	902,226
Office Depot, Inc. (a)	255,997	2,047,976
Signet Jewelers Ltd.	17,300	2,097,106
		8,740,442
TOTAL CONSUMER DISCRETIONARY		55,953,961
CONSUMER STAPLES - 11.7%
Food Products - 3.0%
Boulder Brands, Inc. (a)	263,200	2,192,456
ConAgra Foods, Inc.	46,200	2,035,572
WhiteWave Foods Co. (a)	41,459	2,140,114
		6,368,142
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.0%
Energizer Holdings, Inc.	55,900	$ 2,152,709
Tobacco - 7.7%
Universal Corp. (d)	283,427	16,169,510
TOTAL CONSUMER STAPLES		24,690,361
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Paragon Offshore PLC (d)	238,400	177,608
Rowan Companies PLC	30,000	516,900
		694,508
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipeline Group, Inc.	67,700	1,975,486
TOTAL ENERGY		2,669,994
FINANCIALS - 11.8%
Banks - 1.9%
First Horizon National Corp.	126,394	2,003,345
Investors Bancorp, Inc.	166,200	2,024,316
		4,027,661
Capital Markets - 3.6%
Apollo Investment Corp. (d)	288,516	1,979,220
Ashford, Inc. (a)	26,500	1,580,195
Greenhill & Co., Inc.	50,800	1,997,964
NorthStar Asset Management Group, Inc.	107,600	1,971,232
		7,528,611
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)(d)	50,159	2,157,339
Navient Corp.	113,800	1,786,660
		3,943,999
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	30,409	2,072,677
Insurance - 1.0%
FNF Group	53,396	2,087,250
Real Estate Investment Trusts - 1.4%
Outfront Media, Inc.	83,068	2,087,499
WP Glimcher, Inc.	71,200	964,048
		3,051,547
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Fannie Mae (a)(d)	419,810	$ 986,554
Freddie Mac (a)(d)	496,239	1,116,538
		2,103,092
TOTAL FINANCIALS		24,814,837
HEALTH CARE - 7.8%
Biotechnology - 1.0%
Baxalta, Inc.	65,200	2,140,516
Health Care Equipment & Supplies - 2.7%
Halyard Health, Inc. (a)(d)	50,500	2,057,370
Masimo Corp. (a)	48,900	2,038,152
Seaspine Holdings Corp. (a)	107,200	1,680,896
		5,776,418
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	140,800	2,035,968
Pharmaceuticals - 3.1%
Mallinckrodt PLC (a)	17,592	2,180,704
Valeant Pharmaceuticals International, Inc. (United States) (a)	7,900	2,034,487
Zoetis, Inc. Class A	44,968	2,202,533
		6,417,724
TOTAL HEALTH CARE		16,370,626
INDUSTRIALS - 18.5%
Aerospace & Defense - 2.6%
KLX, Inc. (a)	49,900	1,960,072
Triumph Group, Inc.	32,200	1,733,970
Vectrus, Inc. (a)	76,400	1,772,480
		5,466,522
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (a)	247,500	2,079,000
Building Products - 2.0%
Allegion PLC	34,354	2,171,860
Armstrong World Industries, Inc. (a)	35,100	2,053,350
		4,225,210
Commercial Services & Supplies - 4.1%
Civeo Corp.	176,619	377,965
Matthews International Corp. Class A	37,400	2,013,990
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Progressive Waste Solution Ltd. (Canada)	75,084	$ 2,043,805
Recall Holdings Ltd.	388,681	2,042,725
The Brink's Co.	69,500	2,170,485
		8,648,970
Electrical Equipment - 2.8%
Babcock & Wilcox Enterprises, Inc. (a)	102,800	2,027,216
BWX Technologies, Inc.	73,000	1,792,880
OSRAM Licht AG	36,769	2,093,380
		5,913,476
Machinery - 2.9%
Allison Transmission Holdings, Inc.	74,349	2,169,504
Pentair PLC	32,300	1,964,163
Valmet Corp.	160,700	1,899,019
		6,032,686
Professional Services - 1.0%
Insperity, Inc.	41,600	2,091,648
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	117,100	1,989,529
Trading Companies & Distributors - 1.2%
Now, Inc. (a)(d)	28,200	490,680
WESCO International, Inc. (a)(d)	33,700	2,067,832
		2,558,512
TOTAL INDUSTRIALS		39,005,553
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.9%
ADTRAN, Inc.	122,700	2,024,550
JDS Uniphase Corp. (a)	173,100	1,919,679
		3,944,229
Electronic Equipment & Components - 4.5%
Itron, Inc. (a)	60,100	1,937,023
Keysight Technologies, Inc. (a)	65,800	2,009,532
Kimball Electronics, Inc. (a)	135,400	1,815,714
Knowles Corp. (a)(d)	99,960	1,904,238
RealD, Inc. (a)	150,700	1,891,285
		9,557,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Rackspace Hosting, Inc. (a)	55,300	$ 1,881,859
Rightside Group Ltd. (a)(d)	247,626	1,770,526
		3,652,385
IT Services - 5.0%
Blackhawk Network Holdings, Inc. (a)	44,500	2,043,885
Computer Sciences Corp.	32,400	2,119,932
ManTech International Corp. Class A	74,900	2,232,769
PayPal Holdings, Inc. (a)	49,500	1,915,650
PRG-Schultz International, Inc. (a)	60,936	254,712
Science Applications International Corp.	37,549	2,015,630
		10,582,578
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(d)	1,033,045	1,993,777
MagnaChip Semiconductor Corp. (a)	230,800	1,975,648
Micrel, Inc.	145,000	2,022,750
Semtech Corp. (a)	101,100	1,778,349
		7,770,524
Software - 1.9%
CDK Global, Inc.	40,700	2,101,748
Comverse, Inc. (a)	99,973	2,026,453
		4,128,201
Technology Hardware, Storage & Peripherals - 0.8%
Intevac, Inc. (a)	22,035	107,310
Quantum Corp. (a)	1,407,578	1,492,033
		1,599,343
TOTAL INFORMATION TECHNOLOGY		41,235,052
MATERIALS - 2.4%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	6,712	956,527
Containers & Packaging - 2.0%
Orora Ltd.	1,264,967	2,154,382
Owens-Illinois, Inc. (a)	96,200	2,053,870
		4,208,252
TOTAL MATERIALS		5,164,779
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Gas Utilities - 0.4%
ONE Gas, Inc.	19,100	$ 860,073
TOTAL COMMON STOCKS (Cost $208,613,116)		210,765,236
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 8/6/15 to 8/20/15 (f) (Cost $489,997)	$ 490,000	489,996
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,499,657	1,499,657
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	15,977,201	15,977,201
TOTAL MONEY MARKET FUNDS (Cost $17,476,858)		17,476,858
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $226,579,971)		228,732,090
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(17,812,257)
NET ASSETS - 100%		$ 210,919,833
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 1,363,960	$ (461)
2 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	247,040	(5,235)
TOTAL EQUITY INDEX CONTRACTS		$ 1,611,000	$ (5,696)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $141,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,549
Fidelity Securities Lending Cash Central Fund	34,874
Total	$ 39,423
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Journal Media Group, Inc.	$ 12,536,279	$ 8,789,032	$ -	$ 82,354	$ 19,111,928
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,953,961	$ 55,953,961	$ -	$ -
Consumer Staples	24,690,361	24,690,361	-	-
Energy	2,669,994	2,669,994	-	-
Financials	24,814,837	24,814,837	-	-
Health Care	16,370,626	16,370,626	-	-
Industrials	39,005,553	39,005,553	-	-
Information Technology	41,235,052	41,235,052	-	-
Materials	5,164,779	5,164,779	-	-
Utilities	860,073	860,073	-	-
U.S. Government and Government Agency Obligations	489,996	-	489,996	-
Money Market Funds	17,476,858	17,476,858	-	-
Total Investments in Securities:	$ 228,732,090	$ 228,242,094	$ 489,996	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,696)	$ (5,696)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 3,604,685
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $228,114,259. Net unrealized appreciation aggregated $617,831, of which $21,255,420 related to appreciated investment securities and $20,637,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2015

1.804824.111

MCS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
Magna International, Inc. Class A (sub. vtg.)	361,700	$ 19,652
Tenneco, Inc. (a)	645,000	32,127
		51,779
Distributors - 1.0%
Pool Corp.	1,129,701	79,554
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	2,866,340	91,207
Domino's Pizza, Inc.	650,500	74,053
Noodles & Co. (a)(d)(e)	1,618,500	25,054
Wyndham Worldwide Corp.	412,000	33,998
		224,312
Household Durables - 4.6%
D.R. Horton, Inc.	1,648,433	48,942
Lennar Corp. Class A	601,200	31,888
NVR, Inc. (a)	56,000	83,442
Tempur Sealy International, Inc. (a)	979,300	73,986
Toll Brothers, Inc. (a)	2,173,887	84,608
Tupperware Brands Corp.	774,700	45,297
		368,163
Internet & Catalog Retail - 0.2%
Etsy, Inc. (d)	606,600	12,642
Leisure Products - 0.7%
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	54,572
Specialty Retail - 2.4%
Cabela's, Inc. Class A (a)(d)	830,400	36,895
Citi Trends, Inc. (a)	702,700	16,731
GameStop Corp. Class A (d)	636,400	29,179
Ross Stores, Inc.	700,400	37,233
Sally Beauty Holdings, Inc. (a)	916,200	27,294
Tiffany & Co., Inc.	269,300	25,772
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	128,400	21,318
		194,422
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (d)	2,128,600	40,116
PVH Corp.	316,800	36,761
		76,877
TOTAL CONSUMER DISCRETIONARY		1,062,321
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	816,200	$ 97,960
Food & Staples Retailing - 1.2%
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(g)	68,872	13,576
Tesco PLC	11,102,900	37,338
United Natural Foods, Inc. (a)	1,011,726	46,064
		96,978
Food Products - 1.4%
Amira Nature Foods Ltd. (a)(d)	1,152,056	14,124
Mead Johnson Nutrition Co. Class A	814,000	71,949
The Hershey Co.	333,200	30,951
		117,024
Household Products - 1.0%
Church & Dwight Co., Inc.	911,500	78,690
TOTAL CONSUMER STAPLES		390,652
ENERGY - 7.4%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	1,052,000	17,442
FMC Technologies, Inc. (a)	694,200	22,742
Helmerich & Payne, Inc. (d)	951,200	54,922
Oceaneering International, Inc.	1,468,700	58,777
		153,883
Oil, Gas & Consumable Fuels - 5.5%
Antero Resources Corp. (a)(d)	1,673,400	46,035
Cabot Oil & Gas Corp.	2,123,900	55,561
Cimarex Energy Co.	684,800	71,301
Cobalt International Energy, Inc. (a)	3,176,800	24,493
Denbury Resources, Inc. (d)	4,153,700	16,366
Diamondback Energy, Inc.	224,700	15,122
GasLog Ltd.	1,619,800	25,139
Golar LNG Ltd.	1,400,900	60,337
Holly Energy Partners LP	619,171	19,269
Memorial Resource Development Corp. (a)	1,024,700	15,678
Range Resources Corp.	682,300	26,842
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	1,243,000	$ 46,078
Southwestern Energy Co. (a)	970,800	18,057
		440,278
TOTAL ENERGY		594,161
FINANCIALS - 20.1%
Banks - 7.9%
City National Corp.	1,014,900	91,250
First Republic Bank	1,694,800	108,111
FirstMerit Corp.	1,906,000	35,718
FNB Corp., Pennsylvania	2,767,300	38,161
Huntington Bancshares, Inc.	4,469,000	52,153
M&T Bank Corp.	691,600	90,703
Prosperity Bancshares, Inc.	588,700	32,137
Regions Financial Corp.	5,740,200	59,641
SunTrust Banks, Inc.	1,826,900	81,005
Texas Capital Bancshares, Inc. (a)	417,000	24,578
UMB Financial Corp.	397,400	21,785
		635,242
Capital Markets - 1.5%
Apollo Investment Corp.	2,858,282	19,608
KKR & Co. LP	4,219,584	100,848
		120,456
Insurance - 5.4%
Arch Capital Group Ltd. (a)	937,800	66,921
Brown & Brown, Inc.	768,600	25,710
Fairfax Financial Holdings Ltd. (sub. vtg.)	73,400	35,399
First American Financial Corp.	2,475,300	100,448
FNF Group	2,515,000	98,311
Jardine Lloyd Thompson Group PLC	1,721,694	27,989
Progressive Corp.	1,827,200	55,730
RLI Corp.	386,000	21,319
		431,827
Real Estate Investment Trusts - 2.1%
Apartment Investment & Management Co. Class A	1,088,800	42,550
Essex Property Trust, Inc.	270,400	60,816
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	490,600	$ 18,957
SL Green Realty Corp.	426,900	49,153
		171,476
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	1,543,100	58,592
Realogy Holdings Corp. (a)	997,600	45,411
		104,003
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp. (a)	5,376,009	59,512
Radian Group, Inc.	5,204,044	96,067
		155,579
TOTAL FINANCIALS		1,618,583
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 2.8%
Align Technology, Inc. (a)	862,700	54,091
Boston Scientific Corp. (a)	2,277,900	39,499
HeartWare International, Inc. (a)	717,814	65,113
The Cooper Companies, Inc.	386,865	68,475
		227,178
Health Care Providers & Services - 4.2%
Air Methods Corp. (a)	605,000	23,831
Amplifon SpA	3,175,382	26,591
Corvel Corp. (a)	686,900	21,953
Henry Schein, Inc. (a)	671,500	99,369
MEDNAX, Inc. (a)	1,121,100	94,890
Universal Health Services, Inc. Class B	513,700	74,605
		341,239
Health Care Technology - 0.6%
HealthStream, Inc. (a)	879,700	24,684
Medidata Solutions, Inc. (a)	490,600	26,394
		51,078
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	897,300	36,744
Eurofins Scientific SA (d)	347,200	114,031
		150,775
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Perrigo Co. PLC	182,600	$ 35,096
TOTAL HEALTH CARE		805,366
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.3%
Esterline Technologies Corp. (a)	400,500	35,508
KEYW Holding Corp. (a)(d)(e)	3,583,836	29,137
Teledyne Technologies, Inc. (a)	490,500	50,850
Textron, Inc.	1,444,800	63,138
TransDigm Group, Inc. (a)	395,500	89,502
		268,135
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	510,300	35,798
Hub Group, Inc. Class A (a)	588,700	24,802
PostNL NV (a)	7,313,000	31,419
		92,019
Building Products - 0.6%
A.O. Smith Corp.	664,504	47,725
Commercial Services & Supplies - 0.9%
Interface, Inc.	932,100	24,207
KAR Auction Services, Inc.	735,900	28,649
U.S. Ecology, Inc.	471,481	21,636
		74,492
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	480,700	20,247
Electrical Equipment - 3.2%
AMETEK, Inc.	1,581,092	83,877
Generac Holdings, Inc. (a)(d)	841,900	29,525
Hubbell, Inc. Class B	441,300	46,076
OSRAM Licht AG	549,786	31,301
Regal Beloit Corp.	392,500	27,251
Rockwell Automation, Inc.	333,600	38,958
		256,988
Machinery - 0.5%
Donaldson Co., Inc.	1,236,400	41,543
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.9%
Michael Page International PLC	2,430,260	$ 20,798
Towers Watson & Co.	419,100	53,133
		73,931
Road & Rail - 2.3%
Genesee & Wyoming, Inc. Class A (a)	552,400	39,342
J.B. Hunt Transport Services, Inc.	891,100	74,959
Kansas City Southern	730,300	72,438
		186,739
Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. Class A (a)	760,500	19,385
United Rentals, Inc. (a)	1,467,673	98,319
		117,704
TOTAL INDUSTRIALS		1,179,523
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	4,725,500	48,484
Juniper Networks, Inc.	1,308,000	37,173
		85,657
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	1,477,000	83,318
Arrow Electronics, Inc. (a)	1,368,400	79,572
CDW Corp.	801,100	28,784
Fabrinet (a)	1,150,331	21,350
Keysight Technologies, Inc. (a)	692,700	21,155
		234,179
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	876,800	67,259
Endurance International Group Holdings, Inc. (a)(d)	2,651,300	53,583
GoDaddy, Inc. (a)(d)	1,115,000	31,711
Shutterstock, Inc. (a)(d)	132,300	7,069
		159,622
IT Services - 5.1%
Alliance Data Systems Corp. (a)	166,200	45,712
Fidelity National Information Services, Inc.	1,043,386	68,269
Fiserv, Inc. (a)	633,500	55,026
FleetCor Technologies, Inc. (a)	307,800	47,654
Gartner, Inc. Class A (a)	856,000	75,816
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,151,200	$ 53,208
WNS Holdings Ltd. sponsored ADR (a)	2,158,700	64,351
		410,036
Semiconductors & Semiconductor Equipment - 0.9%
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	570,793	19,241
Maxim Integrated Products, Inc.	778,800	26,510
Silicon Laboratories, Inc. (a)	552,494	24,857
		70,608
Software - 3.3%
ANSYS, Inc. (a)	924,300	87,023
Aspen Technology, Inc. (a)	977,100	43,364
Citrix Systems, Inc. (a)	768,700	58,121
Nuance Communications, Inc. (a)	1,711,600	31,031
Red Hat, Inc. (a)	382,300	30,232
SolarWinds, Inc. (a)	335,100	13,367
		263,138
Technology Hardware, Storage & Peripherals - 0.9%
First Data Holdings, Inc. Class B (a)(g)	7,895,869	39,085
Seagate Technology LLC	753,900	38,147
		77,232
TOTAL INFORMATION TECHNOLOGY		1,300,472
MATERIALS - 3.6%
Chemicals - 2.2%
Airgas, Inc.	499,500	50,959
Cytec Industries, Inc.	1,684,200	125,019
		175,978
Containers & Packaging - 0.9%
WestRock Co.	1,191,200	75,117
Metals & Mining - 0.5%
Constellium NV (a)	800,700	8,888
Freeport-McMoRan, Inc.	1,643,300	19,309
Novagold Resources, Inc. (a)	3,053,676	9,340
		37,537
TOTAL MATERIALS		288,632
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.2%
IDACORP, Inc.	678,700	$ 42,154
OGE Energy Corp.	1,801,500	53,613
		95,767
Gas Utilities - 0.7%
Atmos Energy Corp.	959,400	53,055
Multi-Utilities - 0.9%
Alliant Energy Corp.	1,182,400	72,729
TOTAL UTILITIES		221,551
TOTAL COMMON STOCKS (Cost $5,489,494)		7,461,261
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.17% (b)	604,786,680	604,787
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	179,847,658	179,848
TOTAL MONEY MARKET FUNDS (Cost $784,635)		784,635
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,274,129)		8,245,896
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(185,725)
NET ASSETS - 100%		$ 8,060,171
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,233,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 31,583
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$ 6,954
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	1,735
Total	$ 1,939
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KEYW Holding Corp.	$ 35,246	$ -	$ 504	$ -	$ 29,137
Noodles & Co.	19,353	11,693	493	-	25,054
Total	$ 54,599	$ 11,693	$ 997	$ -	$ 54,191
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,062,321	$ 1,007,749	$ -	$ 54,572
Consumer Staples	390,652	339,738	37,338	13,576
Energy	594,161	594,161	-	-
Financials	1,618,583	1,618,583	-	-
Health Care	805,366	805,366	-	-
Industrials	1,179,523	1,179,523	-	-
Information Technology	1,300,472	1,261,387	-	39,085
Materials	288,632	288,632	-	-
Utilities	221,551	221,551	-	-
Money Market Funds	784,635	784,635	-	-
Total Investments in Securities:	$ 8,245,896	$ 8,101,325	$ 37,338	$ 107,233

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 287,205
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 103,112
Net Realized Gain (Loss) on Investment Securities	5,396
Net Unrealized Gain (Loss) on Investment Securities	9,788
Cost of Purchases	-
Proceeds of Sales	(11,063)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 107,233
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2015	$ 9,788

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $6,275,870,000. Net unrealized appreciation aggregated $1,970,026,000, of which $2,288,715,000 related to appreciated investment securities and $318,689,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 07/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$107,233	Discounted cash flow	Discount rate	8.0%	Decrease
			Free cash flow multiple	18.2	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$197.12	Increase
		Market comparable	EV/EBITDA multiple	9.2 - 14.7 / 11.9	Increase
			Discount for lack of marketability	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2015

1.804840.111

LCS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
Harley-Davidson, Inc.	60,200	$ 3,510
Diversified Consumer Services - 0.3%
H&R Block, Inc.	286,383	9,534
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	151,500	8,490
Yum! Brands, Inc.	287,588	25,239
		33,729
Household Durables - 0.4%
KB Home	462,300	7,388
Taylor Morrison Home Corp. (a)	277,793	5,348
		12,736
Internet & Catalog Retail - 0.3%
Priceline Group, Inc. (a)	7,600	9,451
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	195,178	0*
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	913,613	56,955
Liberty Global PLC Class A (a)	110,600	5,802
Liberty LiLac Group Class A (a)	5,530	236
Sinclair Broadcast Group, Inc. Class A	306,300	8,889
Starz Series A (a)	218,600	8,842
Time Warner, Inc.	466,441	41,065
Viacom, Inc. Class B (non-vtg.)	323,000	18,411
		140,200
Multiline Retail - 2.2%
Target Corp.	874,619	71,588
Specialty Retail - 1.3%
Lowe's Companies, Inc.	545,370	37,827
Lumber Liquidators Holdings, Inc. (a)(d)	217,600	4,200
		42,027
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	74,500	3,128
TOTAL CONSUMER DISCRETIONARY		325,903
CONSUMER STAPLES - 7.5%
Beverages - 2.3%
Diageo PLC	609,763	17,093
PepsiCo, Inc.	109,056	10,508
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	189,918	$ 9,979
The Coca-Cola Co.	874,175	35,911
		73,491
Food & Staples Retailing - 1.1%
CVS Health Corp.	164,189	18,466
Tesco PLC	575,800	1,936
United Natural Foods, Inc. (a)	52,600	2,395
Walgreens Boots Alliance, Inc.	148,595	14,359
		37,156
Food Products - 0.0%
Keurig Green Mountain, Inc.	100	8
Household Products - 1.7%
Procter & Gamble Co.	710,168	54,470
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	272,409	32,417
Philip Morris International, Inc.	391,734	33,505
Reynolds American, Inc.	155,100	13,306
		79,228
TOTAL CONSUMER STAPLES		244,353
ENERGY - 8.1%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	755,550	12,527
Helmerich & Payne, Inc.	4,500	260
National Oilwell Varco, Inc.	92,918	3,915
Oceaneering International, Inc.	273,100	10,929
Schlumberger Ltd.	119,445	9,892
		37,523
Oil, Gas & Consumable Fuels - 7.0%
Amyris, Inc. (a)(d)	1,985,861	3,237
Anadarko Petroleum Corp.	60,400	4,491
Apache Corp.	516,540	23,689
Cabot Oil & Gas Corp.	251,600	6,582
Cairn Energy PLC (a)	1,046,898	2,639
Chevron Corp.	512,657	45,360
Cobalt International Energy, Inc. (a)	1,312,800	10,122
ConocoPhillips Co.	284,700	14,332
Golar LNG Ltd.	91,000	3,919
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Imperial Oil Ltd.	603,700	$ 22,337
Kinder Morgan, Inc.	174,200	6,034
Legacy Reserves LP	134,900	1,054
Markwest Energy Partners LP	204,800	13,402
Memorial Resource Development Corp. (a)	86,000	1,316
Noble Energy, Inc.	67,700	2,385
SM Energy Co.	58,100	2,154
Suncor Energy, Inc.	1,680,200	47,328
The Williams Companies, Inc.	322,025	16,900
		227,281
TOTAL ENERGY		264,804
FINANCIALS - 22.5%
Banks - 14.1%
Bank of America Corp.	5,058,550	90,447
Citigroup, Inc.	1,494,258	87,354
Comerica, Inc.	227,000	10,767
Fifth Third Bancorp	285,100	6,007
JPMorgan Chase & Co.	2,069,571	141,821
Lloyds Banking Group PLC	1,080,100	1,407
PNC Financial Services Group, Inc.	106,020	10,409
Regions Financial Corp.	1,313,900	13,651
Standard Chartered PLC (United Kingdom)	1,144,683	17,522
SunTrust Banks, Inc.	678,692	30,093
U.S. Bancorp	631,285	28,540
Wells Fargo & Co.	379,950	21,988
		460,006
Capital Markets - 4.9%
Charles Schwab Corp.	629,386	21,953
E*TRADE Financial Corp. (a)	288,600	8,202
Goldman Sachs Group, Inc.	16,600	3,404
KKR & Co. LP	449,015	10,731
Morgan Stanley	801,207	31,119
Northern Trust Corp.	278,206	21,280
State Street Corp.	672,442	51,482
The Blackstone Group LP	294,900	11,575
		159,746
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(e)	20,500	2,942
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.0%
American International Group, Inc.	420,743	$ 26,978
MetLife, Inc.	486,210	27,101
Principal Financial Group, Inc.	187,600	10,414
		64,493
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	154,300	7,024
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	827,992	9,166
Radian Group, Inc.	1,611,090	29,741
		38,907
TOTAL FINANCIALS		733,118
HEALTH CARE - 12.7%
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc. (a)	32,100	4,091
Amgen, Inc.	186,703	32,970
Biogen, Inc. (a)	60,700	19,350
Celldex Therapeutics, Inc. (a)	12,000	283
Clovis Oncology, Inc. (a)	50,840	4,292
Discovery Laboratories, Inc. (a)	1,252,047	639
Genocea Biosciences, Inc. (a)	42,900	558
Insmed, Inc. (a)	129,544	3,511
Intercept Pharmaceuticals, Inc. (a)	126,548	33,385
Spark Therapeutics, Inc.	30,000	1,843
		100,922
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	177,375	8,991
Alere, Inc. (a)	731,450	35,556
Boston Scientific Corp. (a)	2,296,927	39,829
Medtronic PLC	86,500	6,781
Neovasc, Inc. (a)	83,100	490
St. Jude Medical, Inc.	109,700	8,098
Zimmer Biomet Holdings, Inc.	89,700	9,335
		109,080
Health Care Providers & Services - 1.8%
Express Scripts Holding Co. (a)	342,067	30,810
McKesson Corp.	131,004	28,896
		59,706
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	84,200	$ 605
Life Sciences Tools & Services - 0.1%
Bruker Corp. (a)	83,600	1,760
Pharmaceuticals - 4.4%
Allergan PLC (a)	61,513	20,370
GlaxoSmithKline PLC sponsored ADR	871,811	37,871
Jazz Pharmaceuticals PLC (a)	54,493	10,476
Johnson & Johnson	245,910	24,643
Novartis AG sponsored ADR	27,731	2,877
Teva Pharmaceutical Industries Ltd. sponsored ADR	557,301	38,465
TherapeuticsMD, Inc. (a)	513,500	4,000
Theravance, Inc.	268,800	4,118
		142,820
TOTAL HEALTH CARE		414,893
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.4%
KEYW Holding Corp. (a)	194,518	1,581
Meggitt PLC	306,200	2,221
The Boeing Co.	207,037	29,849
United Technologies Corp.	122,678	12,306
		45,957
Air Freight & Logistics - 2.0%
FedEx Corp.	108,000	18,513
Hub Group, Inc. Class A (a)	260,300	10,966
United Parcel Service, Inc. Class B	339,675	34,769
		64,248
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	24,400	1,750
Lennox International, Inc.	59,200	6,990
		8,740
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	489,285	16,895
Electrical Equipment - 0.9%
AMETEK, Inc.	172,870	9,171
Emerson Electric Co.	243,900	12,622
Hubbell, Inc. Class B	63,600	6,640
		28,433
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.4%
Danaher Corp.	88,592	$ 8,111
General Electric Co.	3,925,003	102,443
		110,554
Machinery - 0.9%
Deere & Co.	112,300	10,620
Ingersoll-Rand PLC	98,871	6,071
Joy Global, Inc. (d)	153,300	4,049
Rexnord Corp. (a)	212,100	4,497
Valmont Industries, Inc.	44,004	4,895
		30,132
Professional Services - 0.5%
Acacia Research Corp. (d)	518,913	4,883
Verisk Analytics, Inc. (a)	114,030	8,907
WageWorks, Inc. (a)	34,400	1,718
		15,508
Road & Rail - 2.0%
CSX Corp.	910,699	28,487
Genesee & Wyoming, Inc. Class A (a)	73,000	5,199
J.B. Hunt Transport Services, Inc.	140,700	11,836
Kansas City Southern	106,500	10,564
Norfolk Southern Corp.	92,342	7,787
		63,873
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	231,800	8,298
TOTAL INDUSTRIALS		392,638
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	1,691,861	48,083
QUALCOMM, Inc.	872,550	56,183
		104,266
Internet Software & Services - 4.4%
Cornerstone OnDemand, Inc. (a)	169,000	6,094
Google, Inc.:
Class A (a)	91,187	59,955
Class C	75,878	47,470
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Twitter, Inc. (a)	385,100	$ 11,942
Yahoo!, Inc. (a)	499,050	18,300
		143,761
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	300,616	18,969
Fidelity National Information Services, Inc.	94,176	6,162
IBM Corp.	217,569	35,244
MasterCard, Inc. Class A	433,600	42,233
Paychex, Inc.	375,039	17,402
The Western Union Co.	178,065	3,604
Unisys Corp. (a)	578,095	9,174
Visa, Inc. Class A	583,080	43,929
		176,717
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	274,260	13,880
Marvell Technology Group Ltd.	484,500	6,027
		19,907
Software - 4.0%
Adobe Systems, Inc. (a)	133,090	10,912
Autodesk, Inc. (a)	150,269	7,601
Microsoft Corp.	1,658,196	77,438
Oracle Corp.	566,339	22,620
Salesforce.com, Inc. (a)	135,600	9,939
		128,510
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	913,929	110,860
EMC Corp.	1,317,000	35,414
First Data Holdings, Inc. Class B (a)(e)	1,961,398	9,709
Western Digital Corp.	56,800	4,888
		160,871
TOTAL INFORMATION TECHNOLOGY		734,032
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	150,663	15,371
E.I. du Pont de Nemours & Co.	102,538	5,718
Intrepid Potash, Inc. (a)	165,205	1,411
LyondellBasell Industries NV Class A	26,300	2,468
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	302,673	$ 30,839
Potash Corp. of Saskatchewan, Inc.	298,400	8,118
Syngenta AG (Switzerland)	36,589	15,074
The Chemours Co. LLC	126,507	1,381
		80,380
Containers & Packaging - 0.3%
WestRock Co.	186,669	11,771
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	740,700	8,703
TOTAL MATERIALS		100,854
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	839,600	39,285
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	175,600	4,574
TOTAL COMMON STOCKS (Cost $2,624,804)		3,254,454
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(e)	49,302	24
Series D (a)(e)	23,907	12
		36
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $804)		36
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
3% 2/27/17	$ 395	$ 350
5% 10/15/18 (e)	970	804
		1,154
TOTAL CONVERTIBLE BONDS (Cost $1,365)		1,154
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,555,041	2,555
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	20,343,166	20,343
TOTAL MONEY MARKET FUNDS (Cost $22,898)		22,898
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,649,871)		3,278,542
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(20,177)
NET ASSETS - 100%		$ 3,258,365
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,491,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$ 970
First Data Holdings, Inc. Class B	6/26/14	$ 7,846
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
NJOY, Inc. Series D	2/14/14	$ 405
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	156
Total	$ 164
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 325,939	$ 325,903	$ -	$ 36
Consumer Staples	244,353	225,324	19,029	-
Energy	264,804	264,804	-	-
Financials	733,118	728,769	1,407	2,942
Health Care	414,893	414,893	-	-
Industrials	392,638	392,638	-	-
Information Technology	734,032	724,323	-	9,709
Materials	100,854	85,780	15,074	-
Telecommunication Services	39,285	39,285	-	-
Utilities	4,574	4,574	-	-
Corporate Bonds	1,154	-	1,154	-
Money Market Funds	22,898	22,898	-	-
Total Investments in Securities:	$ 3,278,542	$ 3,229,191	$ 36,664	$ 12,687
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $2,658,798,000. Net unrealized appreciation aggregated $619,744,000, of which $779,692,000 related to appreciated investment securities and $159,948,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2015

1.804879.111

SLC-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (a)	448,057	$ 17,353
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. (a)	50,100	9,799
Extended Stay America, Inc. unit	549,000	10,431
Popeyes Louisiana Kitchen, Inc. (a)	240,000	14,563
Ruth's Hospitality Group, Inc.	760,269	13,328
		48,121
Household Durables - 0.8%
KB Home (d)	1,103,000	17,626
Internet & Catalog Retail - 0.9%
HSN, Inc.	267,000	19,627
Leisure Products - 1.2%
Amer Group PLC (A Shares)	356,862	10,390
Vista Outdoor, Inc. (a)	294,500	13,892
		24,282
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	540,000	9,520
Starz Series A (a)	367,285	14,857
		24,377
Multiline Retail - 0.9%
Dillard's, Inc. Class A	195,200	19,887
Specialty Retail - 3.6%
GNC Holdings, Inc.	425,600	20,944
Murphy U.S.A., Inc. (a)	213,910	11,714
Office Depot, Inc. (a)	822,355	6,579
Party City Holdco, Inc.	452,600	9,333
Vitamin Shoppe, Inc. (a)	295,075	10,847
Zumiez, Inc. (a)	655,858	17,118
		76,535
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	216,400	15,631
Steven Madden Ltd. (a)	217,132	9,050
		24,681
TOTAL CONSUMER DISCRETIONARY		272,489
CONSUMER STAPLES - 1.9%
Beverages - 1.5%
Coca-Cola Bottling Co. Consolidated	202,042	32,731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	177,000	$ 8,059
TOTAL CONSUMER STAPLES		40,790
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	117,000	6,834
Oil, Gas & Consumable Fuels - 2.9%
Ardmore Shipping Corp. (e)	1,348,729	17,722
Northern Oil & Gas, Inc. (a)(d)	540,607	2,573
Targa Resources Corp.	105,300	9,314
World Fuel Services Corp.	770,700	31,329
		60,938
TOTAL ENERGY		67,772
FINANCIALS - 23.6%
Banks - 9.3%
Camden National Corp.	205,523	8,274
City National Corp.	110,556	9,940
East West Bancorp, Inc.	327,803	14,672
FirstMerit Corp.	1,215,000	22,769
Investors Bancorp, Inc.	2,410,000	29,354
Popular, Inc. (a)	356,000	10,901
Prosperity Bancshares, Inc.	599,245	32,713
Spar Nord Bank A/S	1,672,090	19,687
UMB Financial Corp.	452,263	24,793
United Community Bank, Inc.	1,159,200	24,193
		197,296
Capital Markets - 4.8%
AllianceBernstein Holding LP	538,700	14,798
Monex Group, Inc.	4,353,000	11,801
OM Asset Management Ltd.	1,475,600	26,074
Vontobel Holdings AG	570,099	30,384
Waddell & Reed Financial, Inc. Class A	400,000	17,964
		101,021
Consumer Finance - 1.2%
Springleaf Holdings, Inc. (a)	524,200	26,477
Insurance - 4.6%
Allied World Assur Co. Holdings AG	688,000	29,075
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AmTrust Financial Services, Inc.	128,000	$ 8,897
Employers Holdings, Inc.	645,500	15,492
Primerica, Inc.	557,237	25,204
Validus Holdings Ltd.	400,400	18,559
		97,227
Real Estate Investment Trusts - 2.9%
Coresite Realty Corp.	603,740	30,308
Piedmont Office Realty Trust, Inc. Class A (d)	663,200	12,077
WP Carey, Inc.	312,000	19,091
		61,476
Real Estate Management & Development - 0.1%
Leopalace21 Corp. (a)	213,600	1,169
Thrifts & Mortgage Finance - 0.7%
TFS Financial Corp.	932,518	15,722
TOTAL FINANCIALS		500,388
HEALTH CARE - 12.7%
Biotechnology - 2.4%
ArQule, Inc. (a)	1,051,670	1,798
Biota Pharmaceuticals, Inc. (a)	962,882	2,292
Cytokinetics, Inc. (a)	291,973	1,866
Dyax Corp. (a)	425,000	10,459
Emergent BioSolutions, Inc. (a)	66,500	2,183
Genomic Health, Inc. (a)	31,732	859
GlycoMimetics, Inc. (a)	48,110	369
Infinity Pharmaceuticals, Inc. (a)	67,581	591
Medivation, Inc. (a)	8,646	911
MEI Pharma, Inc. (a)(d)	637,381	994
Nanosphere, Inc. (a)(d)	100,006	298
NewLink Genetics Corp. (a)	10,000	522
Novavax, Inc. (a)	429,209	5,176
OncoGenex Pharmaceuticals, Inc. (a)(d)	281,265	970
Otonomy, Inc.	227,000	5,850
PDL BioPharma, Inc. (d)	229,173	1,334
Peregrine Pharmaceuticals, Inc. (a)	135,401	167
PharmAthene, Inc. (a)	151,624	256
Sangamo Biosciences, Inc. (a)	56,134	514
Spark Therapeutics, Inc.	82,000	5,038
Targacept, Inc. (a)	568,343	1,398
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
United Therapeutics Corp. (a)	27,930	$ 4,730
Vical, Inc. (a)	2,056,041	1,324
		49,899
Health Care Equipment & Supplies - 2.6%
Cyberonics, Inc. (a)	583,100	35,796
Integra LifeSciences Holdings Corp. (a)	77,564	4,974
Steris Corp.	215,501	14,898
		55,668
Health Care Providers & Services - 4.4%
Air Methods Corp. (a)	478,231	18,838
HealthSouth Corp.	360,937	16,495
Kindred Healthcare, Inc.	619,000	12,770
Providence Service Corp. (a)	359,418	16,914
Ship Healthcare Holdings, Inc.	546,400	11,591
Team Health Holdings, Inc. (a)	248,080	16,723
		93,331
Life Sciences Tools & Services - 0.9%
PAREXEL International Corp. (a)	267,000	18,412
Pharmaceuticals - 2.4%
Alliance Pharma PLC	870,000	776
Amphastar Pharmaceuticals, Inc. (a)	333,824	5,428
Dechra Pharmaceuticals PLC	2,019,054	31,042
Endocyte, Inc. (a)(d)	336,690	1,737
Relypsa, Inc. (a)	161,000	5,331
Theravance, Inc. (d)	435,157	6,667
		50,981
TOTAL HEALTH CARE		268,291
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.3%
Moog, Inc. Class A (a)	137,000	9,160
Teledyne Technologies, Inc. (a)	258,418	26,790
Triumph Group, Inc.	218,000	11,739
		47,689
Commercial Services & Supplies - 0.6%
Regus PLC	3,064,129	13,437
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	776,063	23,926
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Regal Beloit Corp.	267,000	$ 18,538
Machinery - 2.0%
AGCO Corp. (d)	391,000	21,509
Manitowoc Co., Inc. (d)	353,700	6,250
Rexnord Corp. (a)	714,613	15,150
		42,909
Professional Services - 2.7%
CEB, Inc.	242,900	18,587
Huron Consulting Group, Inc. (a)	133,572	10,214
Resources Connection, Inc.	190,864	3,021
TriNet Group, Inc. (a)	278,136	7,476
WageWorks, Inc. (a)	347,000	17,333
		56,631
Road & Rail - 1.2%
Landstar System, Inc.	367,200	26,449
Trading Companies & Distributors - 0.9%
Watsco, Inc.	91,800	11,772
WESCO International, Inc. (a)(d)	127,100	7,799
		19,571
TOTAL INDUSTRIALS		249,150
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc.	568,600	5,834
NETGEAR, Inc. (a)	451,509	15,121
Plantronics, Inc.	558,909	32,461
		53,416
Electronic Equipment & Components - 2.7%
Ingram Micro, Inc. Class A	1,164,400	31,707
Trimble Navigation Ltd. (a)	324,491	7,496
Zebra Technologies Corp. Class A (a)	164,500	17,705
		56,908
Internet Software & Services - 1.2%
Bankrate, Inc. (a)	1,201,674	10,959
HomeAway, Inc. (a)	480,000	14,419
		25,378
IT Services - 5.6%
Genpact Ltd. (a)	1,332,050	29,585
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	159,530	$ 17,882
Maximus, Inc.	465,000	31,718
Optimal Payments PLC (a)	4,048,513	16,691
Perficient, Inc. (a)	696,410	11,303
Total System Services, Inc.	236,814	10,946
		118,125
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc. (a)	1,219,056	18,060
Software - 7.0%
BroadSoft, Inc. (a)	348,277	12,162
Fleetmatics Group PLC (a)	405,800	19,426
Imperva, Inc. (a)	107,000	7,030
Mentor Graphics Corp.	816,170	21,294
Micro Focus International PLC	956,460	20,881
Parametric Technology Corp. (a)	876,300	31,854
SolarWinds, Inc. (a)	577,288	23,028
Solera Holdings, Inc.	339,675	12,429
		148,104
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	425,000	11,335
TOTAL INFORMATION TECHNOLOGY		431,326
MATERIALS - 5.8%
Chemicals - 1.8%
Chemtura Corp. (a)	590,200	16,189
Ferro Corp. (a)	777,534	10,800
Intrepid Potash, Inc. (a)(d)	1,199,700	10,245
		37,234
Containers & Packaging - 1.6%
Silgan Holdings, Inc.	618,412	33,066
Metals & Mining - 0.6%
Commercial Metals Co.	880,800	13,573
Paper & Forest Products - 1.8%
Boise Cascade Co. (a)	735,600	24,407
Schweitzer-Mauduit International, Inc.	355,686	14,121
		38,528
TOTAL MATERIALS		122,401
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.3%
Electric Utilities - 0.8%
IDACORP, Inc.	263,648	$ 16,375
Independent Power and Renewable Electricity Producers - 1.5%
Pattern Energy Group, Inc. (d)	1,324,500	32,358
TOTAL UTILITIES		48,733
TOTAL COMMON STOCKS (Cost $1,642,933)		2,001,340
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (f) (Cost $2,520)	$ 2,520	2,520
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	123,248,336	123,248
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	34,875,330	34,875
TOTAL MONEY MARKET FUNDS (Cost $158,123)		158,123
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,803,576)		2,161,983
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(45,460)
NET ASSETS - 100%		$ 2,116,523
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
469 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	$ 57,931	$ (392)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,520,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	131
Total	$ 164
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ardmore Shipping Corp.	$ 16,225	$ 0	$ 0	$ 135	$ 17,722
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 272,489	$ 272,489	$ -	$ -
Consumer Staples	40,790	40,790	-	-
Energy	67,772	67,772	-	-
Financials	500,388	500,388	-	-
Health Care	268,291	268,291	-	-
Industrials	249,150	249,150	-	-
Information Technology	431,326	431,326	-	-
Materials	122,401	122,401	-	-
Utilities	48,733	48,733	-	-
U.S. Government and Government Agency Obligations	2,520	-	2,520	-
Money Market Funds	158,123	158,123	-	-
Total Investments in Securities:	$ 2,161,983	$ 2,159,463	$ 2,520	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (392)	$ (392)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 133,577
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,806,583,000. Net unrealized appreciation aggregated $355,400,000, of which $417,468,000 related to appreciated investment securities and $62,068,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

July 31, 2015

1.804843.111

SMR-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Household Durables - 1.5%
Meritage Homes Corp. (a)	1,900,080	$ 85,693,608
Leisure Products - 2.7%
Brunswick Corp.	3,000,000	159,270,000
Multiline Retail - 0.8%
Big Lots, Inc. (d)	1,150,000	49,657,000
Specialty Retail - 7.9%
Aarons, Inc. Class A (e)	4,800,000	177,504,000
Genesco, Inc. (a)(e)	1,697,300	109,798,337
Murphy U.S.A., Inc. (a)	1,000,000	54,760,000
Rent-A-Center, Inc. (d)(e)	4,500,000	120,555,000
		462,617,337
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)(d)(e)	3,550,000	38,553,000
TOTAL CONSUMER DISCRETIONARY		795,790,945
CONSUMER STAPLES - 2.4%
Food Products - 2.4%
Post Holdings, Inc. (a)(d)	2,600,000	139,724,000
ENERGY - 3.0%
Energy Equipment & Services - 3.0%
Superior Energy Services, Inc.	4,900,000	83,300,000
Tidewater, Inc. (d)(e)	4,675,000	91,302,750
		174,602,750
FINANCIALS - 24.0%
Banks - 10.6%
Associated Banc-Corp.	5,397,100	106,376,841
Cathay General Bancorp	2,450,000	78,669,500
First Citizen Bancshares, Inc. Class A (e)	590,951	151,484,379
National Penn Bancshares, Inc.	4,120,100	44,167,472
PacWest Bancorp	1,350,000	62,491,500
TCF Financial Corp. (e)	11,000,000	181,060,000
		624,249,692
Capital Markets - 5.4%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,000,000	168,550,000
Waddell & Reed Financial, Inc. Class A	3,400,000	152,694,000
		321,244,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
Enova International, Inc. (a)	1,500,000	$ 27,120,000
EZCORP, Inc. (non-vtg.) Class A (a)	2,508,144	17,782,741
		44,902,741
Insurance - 1.0%
Amerisafe, Inc. (e)	1,160,000	58,058,000
Real Estate Investment Trusts - 3.1%
Franklin Street Properties Corp.	2,700,000	31,779,000
Rouse Properties, Inc. (d)(e)	3,400,000	59,840,000
The GEO Group, Inc.	2,400,000	90,600,000
		182,219,000
Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	4,475,000	67,662,000
Washington Federal, Inc. (e)	4,888,955	113,814,872
		181,476,872
TOTAL FINANCIALS		1,412,150,305
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 4.3%
Hill-Rom Holdings, Inc.	1,800,000	100,854,000
Integra LifeSciences Holdings Corp. (a)(e)	2,300,000	147,499,000
Seaspine Holdings Corp. (a)	325,831	5,109,030
		253,462,030
Health Care Providers & Services - 10.3%
AmSurg Corp. (a)	2,000,000	143,480,000
Chemed Corp. (d)(e)	1,000,000	148,460,000
Owens & Minor, Inc. (d)(e)	3,200,000	112,512,000
Team Health Holdings, Inc. (a)	1,200,000	80,892,000
VCA, Inc. (a)	2,000,000	123,060,000
		608,404,000
Pharmaceuticals - 1.7%
Theravance, Inc. (d)(e)	6,476,065	99,213,316
TOTAL HEALTH CARE		961,079,346
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.7%
Commercial Services & Supplies - 2.7%
Essendant, Inc.	1,536,700	$ 56,581,294
HNI Corp.	2,050,226	101,670,707
		158,252,001
Electrical Equipment - 3.4%
EnerSys (e)	2,600,000	162,370,000
Powell Industries, Inc. (e)	1,200,000	35,808,000
		198,178,000
Machinery - 0.7%
Columbus McKinnon Corp. (NY Shares) (e)	1,870,000	43,870,200
Professional Services - 2.7%
FTI Consulting, Inc. (a)(e)	3,900,000	159,588,000
Trading Companies & Distributors - 3.2%
Diploma PLC	3,000,000	34,832,603
WESCO International, Inc. (a)(d)(e)	2,500,000	153,400,000
		188,232,603
TOTAL INDUSTRIALS		748,120,804
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.8%
Polycom, Inc. (a)	4,000,000	45,520,000
Electronic Equipment & Components - 7.5%
Ingram Micro, Inc. Class A	7,000,000	190,610,001
SYNNEX Corp.	1,012,681	76,589,064
Tech Data Corp. (a)(e)	3,050,000	177,906,500
		445,105,565
Internet Software & Services - 5.6%
Blucora, Inc. (a)(e)	2,053,387	29,096,494
Cimpress NV (a)	1,465,000	94,536,450
j2 Global, Inc. (d)(e)	2,600,000	183,040,000
QuinStreet, Inc. (a)(e)	3,877,283	22,565,787
		329,238,731
IT Services - 4.5%
Booz Allen Hamilton Holding Corp. Class A	4,082,124	113,197,299
CACI International, Inc. Class A (a)(e)	1,850,000	151,940,500
		265,137,799
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.3%
SS&C Technologies Holdings, Inc.	2,000,000	$ 136,060,000
TOTAL INFORMATION TECHNOLOGY		1,221,062,095
MATERIALS - 3.6%
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	1,838,038	98,279,892
Metals & Mining - 1.9%
Carpenter Technology Corp.	1,800,000	67,572,000
Haynes International, Inc. (e)	1,100,000	46,827,000
		114,399,000
TOTAL MATERIALS		212,678,892
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Intelsat SA (a)(d)(e)	5,800,000	55,158,000
UTILITIES - 2.1%
Electric Utilities - 2.1%
UIL Holdings Corp.	2,600,000	124,644,000
TOTAL COMMON STOCKS (Cost $4,376,940,442)		5,845,011,137
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	87,061,404	$ 87,061,404
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	222,331,803	222,331,803
TOTAL MONEY MARKET FUNDS (Cost $309,393,207)		309,393,207
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $4,686,333,649)		6,154,404,344
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(265,425,068)
NET ASSETS - 100%		$ 5,888,979,276
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,903
Fidelity Securities Lending Cash Central Fund	2,203,159
Total	$ 2,225,062
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$ 190,220,988	$ -	$ 28,941,534	$ 119,600	$ 177,504,000
Amerisafe, Inc.	52,420,400	-	-	174,000	58,058,000
Blucora, Inc.	28,069,800	-	-	-	29,096,494
CACI International, Inc. Class A	163,244,000	-	-	-	151,940,500
Chemed Corp.	121,012,500	-	6,785,147	231,000	148,460,000
Columbus McKinnon Corp. (NY Shares)	47,423,200	-	-	74,800	43,870,200
EnerSys	183,330,000	-	6,492,937	472,500	162,370,000
First Citizen Bancshares, Inc. Class A	139,625,763	2,623,108	-	174,585	151,484,379
FTI Consulting, Inc.	164,440,000	-	4,269,197	-	159,588,000
Genesco, Inc.	114,903,000	-	178,516	-	109,798,337
GrafTech International Ltd.	55,646,211	-	57,646,020	-	-
Haynes International, Inc.	48,917,000	-	-	242,000	46,827,000
Integra LifeSciences Holdings Corp.	135,194,000	-	86,091,928	-	147,499,000
Intelsat SA	73,022,000	-	-	-	55,158,000
j2 Global, Inc.	180,362,000	-	-	780,000	183,040,000
Owens & Minor, Inc.	107,904,000	-	-	808,000	112,512,000
Powell Industries, Inc.	39,828,000	-	-	312,000	35,808,000
QuinStreet, Inc.	21,720,000	-	770,277	-	22,565,787
Rent-A-Center, Inc.	133,200,000	-	-	1,080,000	120,555,000
Rouse Properties, Inc.	59,398,000	-	-	612,000	59,840,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RTI International Metals, Inc.	$ 79,065,000	$ -	$ 15,333,147	$ -	$ -
TCF Financial Corp.	172,260,000	-	-	550,000	181,060,000
Tech Data Corp.	177,565,500	-	6,119,109	-	177,906,500
Theravance, Inc.	81,729,099	22,346,591	-	1,495,516	99,213,316
Tidewater, Inc.	83,070,000	41,405,618	-	1,125,000	91,302,750
UIL Holdings Corp.	144,652,000	-	15,085,596	1,123,200	-
Vera Bradley, Inc.	26,607,326	22,567,899	-	-	38,553,000
Washington Federal, Inc.	109,116,720	-	3,703,939	656,721	113,814,872
WESCO International, Inc.	115,424,000	55,832,536	-	-	153,400,000
Total	$ 3,049,370,507	$ 144,775,752	$ 231,417,347	$ 10,030,922	$ 2,831,225,135
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $4,688,384,355. Net unrealized appreciation aggregated $1,466,019,989, of which $1,773,894,706 related to appreciated investment securities and $307,874,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Event Driven
Opportunities Fund

July 31, 2015

1.9585372.101

AEDO-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
CONSUMER DISCRETIONARY - 26.6%
Auto Components - 0.8%
Horizon Global Corp. (a)	4,900	$ 61,348
Diversified Consumer Services - 0.9%
Sotheby's Class A (Ltd. vtg.)	1,739	72,742
Hotels, Restaurants & Leisure - 1.9%
Bob Evans Farms, Inc.	1,510	75,379
Darden Restaurants, Inc.	1,020	75,235
		150,614
Household Durables - 1.0%
TopBuild Corp. (a)	2,600	74,776
Internet & Catalog Retail - 0.9%
Liberty TripAdvisor Holdings, Inc. (a)	2,330	68,246
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	1,620	76,415
Media - 15.8%
Cable One, Inc. (a)	180	74,740
Gannett Co., Inc.	5,500	69,575
Journal Media Group, Inc.	86,595	700,548
New Media Investment Group, Inc.	4,540	77,225
News Corp. Class A (a)	4,964	73,120
Time, Inc.	3,360	74,995
Tribune Publishing Co.	4,820	71,770
Twenty-First Century Fox, Inc. Class B	2,250	75,420
		1,217,393
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	3,590	72,123
CST Brands, Inc.	1,930	73,108
Murphy U.S.A., Inc. (a)	647	35,430
Office Depot, Inc. (a)	9,288	74,304
Signet Jewelers Ltd.	630	76,369
		331,334
TOTAL CONSUMER DISCRETIONARY		2,052,868
CONSUMER STAPLES - 12.4%
Food Products - 3.0%
Boulder Brands, Inc. (a)	9,600	79,968
ConAgra Foods, Inc.	1,700	74,902
WhiteWave Foods Co. (a)	1,460	75,365
		230,235
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.0%
Energizer Holdings, Inc.	1,900	$ 73,169
Tobacco - 8.4%
Universal Corp.	11,413	651,112
TOTAL CONSUMER STAPLES		954,516
ENERGY - 1.4%
Energy Equipment & Services - 0.5%
Paragon Offshore PLC	11,500	8,568
Rowan Companies PLC	1,630	28,085
		36,653
Oil, Gas & Consumable Fuels - 0.9%
Columbia Pipeline Group, Inc.	2,460	71,783
TOTAL ENERGY		108,436
FINANCIALS - 11.6%
Banks - 1.9%
First Horizon National Corp.	4,634	73,449
Investors Bancorp, Inc.	5,940	72,349
		145,798
Capital Markets - 3.6%
Apollo Investment Corp.	11,116	76,256
Ashford, Inc. (a)	940	56,052
Greenhill & Co., Inc.	1,870	73,547
NorthStar Asset Management Group, Inc.	3,980	72,914
		278,769
Consumer Finance - 1.8%
Encore Capital Group, Inc. (a)	1,680	72,257
Navient Corp.	4,140	64,998
		137,255
Diversified Financial Services - 0.9%
MSCI, Inc. Class A	1,059	72,181
Insurance - 1.0%
FNF Group	1,906	74,506
Real Estate Investment Trusts - 1.4%
Outfront Media, Inc.	2,914	73,229
WP Glimcher, Inc.	2,590	35,069
		108,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Fannie Mae (a)	16,094	$ 37,821
Freddie Mac (a)	16,570	37,283
		75,104
TOTAL FINANCIALS		891,911
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Baxalta, Inc.	2,350	77,151
Health Care Equipment & Supplies - 2.7%
Halyard Health, Inc. (a)	1,820	74,147
Masimo Corp. (a)	1,760	73,357
Seaspine Holdings Corp. (a)	3,880	60,838
		208,342
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	5,090	73,601
Pharmaceuticals - 3.0%
Mallinckrodt PLC (a)	592	73,384
Valeant Pharmaceuticals International, Inc. (United States) (a)	285	73,396
Zoetis, Inc. Class A	1,668	81,699
		228,479
TOTAL HEALTH CARE		587,573
INDUSTRIALS - 18.2%
Aerospace & Defense - 2.6%
KLX, Inc. (a)	1,830	71,882
Triumph Group, Inc.	1,170	63,005
Vectrus, Inc. (a)	2,890	67,048
		201,935
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (a)	8,780	73,752
Building Products - 1.9%
Allegion PLC	1,134	71,691
Armstrong World Industries, Inc. (a)	1,260	73,710
		145,401
Commercial Services & Supplies - 4.0%
Civeo Corp.	9,216	19,722
Matthews International Corp. Class A	1,350	72,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Progressive Waste Solution Ltd. (Canada)	2,666	$ 72,569
Recall Holdings Ltd.	12,721	66,856
The Brink's Co.	2,440	76,201
		308,046
Electrical Equipment - 2.8%
Babcock & Wilcox Enterprises, Inc. (a)	3,665	72,274
BWX Technologies, Inc.	2,730	67,049
OSRAM Licht AG	1,334	75,949
		215,272
Machinery - 2.9%
Allison Transmission Holdings, Inc.	2,628	76,685
Pentair PLC	1,170	71,148
Valmet Corp.	6,300	74,448
		222,281
Professional Services - 0.9%
Insperity, Inc.	1,420	71,398
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	3,890	66,091
Trading Companies & Distributors - 1.2%
Now, Inc. (a)	1,370	23,838
WESCO International, Inc. (a)	1,140	69,950
		93,788
TOTAL INDUSTRIALS		1,397,964
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.8%
ADTRAN, Inc.	4,450	73,425
JDS Uniphase Corp. (a)	6,340	70,311
		143,736
Electronic Equipment & Components - 4.8%
Itron, Inc. (a)	2,190	70,584
Keysight Technologies, Inc. (a)	2,430	74,212
Kimball Electronics, Inc. (a)	5,440	72,950
Knowles Corp. (a)	4,090	77,915
RealD, Inc. (a)	5,780	72,539
		368,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Rackspace Hosting, Inc. (a)	2,000	$ 68,060
Rightside Group Ltd. (a)	9,240	66,066
		134,126
IT Services - 4.8%
Blackhawk Network Holdings, Inc. (a)	1,590	73,029
Computer Sciences Corp.	1,110	72,627
ManTech International Corp. Class A	2,510	74,823
PayPal Holdings, Inc. (a)	1,800	69,660
PRG-Schultz International, Inc. (a)	3,049	12,745
Science Applications International Corp.	1,240	66,563
		369,447
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	34,737	67,042
MagnaChip Semiconductor Corp. (a)	8,400	71,904
Micrel, Inc.	5,710	79,655
Semtech Corp. (a)	3,650	64,204
		282,805
Software - 1.9%
CDK Global, Inc.	1,420	73,329
Comverse, Inc. (a)	3,611	73,195
		146,524
Technology Hardware, Storage & Peripherals - 0.8%
Intevac, Inc. (a)	1,300	6,331
Quantum Corp. (a)	51,217	54,290
		60,621
TOTAL INFORMATION TECHNOLOGY		1,505,459
MATERIALS - 2.5%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	272	38,763
Containers & Packaging - 2.0%
Orora Ltd.	49,316	83,991
Owens-Illinois, Inc. (a)	3,330	71,096
		155,087
TOTAL MATERIALS		193,850
Common Stocks - continued
	Shares	Value
UTILITIES - 0.5%
Gas Utilities - 0.5%
ONE Gas, Inc.	850	$ 38,276
TOTAL COMMON STOCKS (Cost $7,502,329)		7,730,853
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.17% (b) (Cost $75,662)	75,662	75,662
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $7,577,991)		7,806,515
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(98,157)
NET ASSETS - 100%		$ 7,708,358
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 169,213
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $7,629,263. Net unrealized appreciation aggregated $177,252, of which $978,932 related to appreciated investment securities and $801,680 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015